Income taxes	12 Months Ended
Mar. 31, 2018
Income taxes

20. Income taxes

Income tax expense

The following table presents the components of Income tax expense for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions of yen)
Current:
Domestic	162,408	130,164	130,573
Foreign	61,009	68,512	47,020

Total current tax expense	223,417	198,676	177,593

Deferred:
Domestic	127,185	(99,831)	58,078
Foreign	(4,060)	(7,601)	1,933

Total deferred tax expense (benefit)	123,125	(107,432)	60,011

Total income tax expense	346,542	91,244	237,604

The preceding table does not reflect the tax effects of items recorded directly in Equity for the fiscal years ended March 31, 2016, 2017 and 2018. The detailed amounts recorded directly in Equity are as follows:

	2016	2017	2018
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	(97,339)	112,467	123,186
Less: reclassification adjustments	(65,207)	(97,729)	(82,828)

Total	(162,546)	14,738	40,358

Foreign currency translation adjustments:
Unrealized gains (losses)	126	—	—
Less: reclassification adjustments	—	—	—

Total	126	—	—

Pension liability adjustments:
Unrealized gains (losses)	(51,661)	4,785	66,331
Less: reclassification adjustments	(1,317)	178	190

Total	(52,978)	4,963	66,521

Total tax effect before allocation to noncontrolling interests	(215,398)	19,701	106,879

Reconciliation of Income tax expense

The following table shows a reconciliation of Income tax expense at the effective statutory tax rate to the actual income tax expense for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016		2017		2018
	(in millions of yen, except tax rates)
Income before income tax expense	1,196,605		480,375		839,298
Effective statutory tax rate	33.06%		30.86%		30.86%

Income tax calculated at the statutory tax rate	395,598		148,244		259,007
Income not subject to tax	(12,888)		(7,521)		(9,312)
Expenses not deductible for tax purposes	1,521		1,483		1,421
Tax rate differentials of subsidiaries	(2,208)		(2,165)		(2,696)
Change in valuation allowance	(1,897)		112,781	(2)	(9,102)
Change in undistributed earnings of subsidiaries	(16,112)		5,217		(1,972)
Change in net operating loss carryforwards resulting from intercompany capital transactions	(1,446)		647		—
Effect of enacted change in tax rates	(7,976	) (1)	—		6,863 (3)
Reversal of outside basis differences	—		(159,119	) (2)	—
Other	(8,050)		(8,323)		(6,605)

Income tax expense	346,542		91,244		237,604

Notes:

(1)	On March 29, 2016, the National Diet of Japan approved a bill affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate in respect of MHFG’s tax returns for the fiscal year ended March 31, 2017 was reduced to 30.86% from the previous rate of 32.26%, and the statutory tax rate for the fiscal year ended March 31, 2018 was the same rate. In addition, the tax rate for the fiscal years ending March 31, 2019 and thereafter will be 30.62%. The decrease in the Group’s balance of net deferred tax liabilities, reflecting such tax rate reductions, was recognized as a reduction to Income tax expense in the fiscal year ended March 31, 2016.
(2)	These amounts for the fiscal year ended March 31, 2017 represent mainly the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring and the related increase in the valuation allowance.
(3)	On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act, which includes a reduction in the U.S. federal corporate income tax rate from 35% to 21%. The decrease in the Group’s balance of net deferred tax assets, reflecting such tax rate reductions, was recognized as an increase to Income tax expense in the fiscal year ended March 31, 2018. On the same day, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin No. 118, which specifies, among other things, that reasonable estimates of the income tax effects of tax legislation should be used, if determinable, and provides for a measurement period not to exceed 12 months for those estimates to be finalized. Modifications to the Group’s estimates may occur.

Deferred tax assets and liabilities

The components of net deferred tax assets (liabilities) at March 31, 2017 and 2018 are as follows:

	2017	2018
	(in millions of yen)
Deferred tax assets:
Investments	497,629	453,880
Allowance for loan losses	184,366	126,977
Derivative financial instruments	14,537	53,336
Premises and equipment	3,594	4,896
Trading securities	30,841	1,988
Net operating loss carryforwards (1) (2)	452,166	178,256
Other	190,083	204,005

	1,373,216	1,023,338
Valuation allowance (1) (2)	(438,344)	(163,358)

Deferred tax assets, net of valuation allowance	934,872	859,980

Deferred tax liabilities:
Available-for-sale securities	724,160	764,497
Prepaid pension cost and accrued pension liabilities	195,620	255,239
Undistributed earnings of subsidiaries	17,161	15,189
Other	74,886	74,170

Deferred tax liabilities	1,011,827	1,109,095

Net deferred tax assets (liabilities)	(76,955)	(249,115)

Notes:

(1)	The amount includes ¥271,266 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2017. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards. A portion of the net operating loss carryforwards of ¥264,234 million that expired as of March 31, 2018, resulted in a significant decrease in the deferred tax asset on the net operating loss carryforward.
(2)	The amount includes ¥115,698 million and ¥110,729 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017 and 2018, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million and ¥86,189 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.

Deferred tax assets and deferred tax liabilities within the same tax jurisdiction have been netted for presentation purposes in the consolidated balance sheets.

The following table and accompanying footnotes provide a breakdown of deferred tax assets and the valuation allowance recognized in respect of net operating loss carryforwards by tax jurisdiction and by year of expiration as of March 31, 2017 and 2018:

	Deferred tax assets	Valuation allowance	Deferred tax assets, net of valuation allowance
	(in billions of yen)
2017
Japan (1)	388	(362)	26
The United States	15	(3)	12
The United Kingdom (2)	46	(46)	—
Others	3	(3)	—

Total	452	(414)	38

2018
Japan (3)	117	(88)	29
The United States	10	(1)	9
The United Kingdom (2)	48	(48)	—
Others	3	(2)	1

Total	178	(139)	39

Notes:

(1)	¥265 billion of the Japan deferred tax assets of ¥388 billion is related to MHFG, which is offset by a full valuation allowance, and expired during the fiscal year ended March 31, 2018. In addition, ¥116 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
(2)	The United Kingdom net operating loss carryforwards may be carried forward indefinitely for tax purposes.
(3)	¥4 billion of the Japan deferred tax assets of ¥117 billion is related to MHFG, the significant decrease in gross deferred tax and corresponding valuation allowance from the prior year is due to an expiration of the net operating loss carryforwards. ¥111 billion of the Japan deferred tax assets is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.

Determination of valuation allowance

In accordance with ASC 740, when the MHFG Group determines whether and to what extent a valuation allowance is needed, the Group considers all available evidence, both positive and negative, to estimate future taxable income. In this regard, the Group considers reversals of existing taxable temporary differences, projected future taxable income (exclusive of reversals of existing temporary differences) and qualifying tax-planning strategies to be possible sources of future taxable income. The Group considers the specific pattern and timing of future reversals of existing taxable and deductible temporary differences on available-for-sale securities to constitute a prudent and feasible tax-planning strategy and strong positive evidence. The Group has the ability to control when its available-for-sale securities with unrealized gains and losses are sold in order to accelerate or decelerate taxable or deductible amounts. The Group also has a long history of effecting such sales as necessary in order to utilize net operating loss carryforwards or otherwise realize deferred tax assets.

Positive evidence includes the Group’s results of operations for the current and preceding years on an overall consolidated basis and for most of the principal subsidiaries. In particular, the strong results of operations in recent years of MHFG’s principal banking subsidiaries in Japan represent positive evidence that can be objectively verified.

Negative evidence includes the existence of significant amounts of net operating loss carryforwards or cumulative losses recorded at certain entities, and the expiration of unused net operating loss carryforwards in recent years.

A valuation allowance is recorded against deferred tax assets as of the balance sheet date to the extent the Group estimates it is more likely than not that sufficient future taxable income is not available to realize such deferred tax assets. As the Group does not apply a consolidated taxation system, with a few exceptions of certain subsidiaries, deferred tax assets and liabilities are calculated separately for each legal entity. Therefore, changes in the valuation allowance are primarily due to changes in deductible temporary differences, net operating loss carryforwards and the estimated availability of future taxable income sources of each entity.

In general, a valuation allowance is recognized against deferred tax assets related to entities that have accumulated significant net operating loss carryforwards. As of March 31, 2018, the Group’s valuation allowance was primarily related to entities in Japan, the United States and the United Kingdom. The valuation allowance was partially recognized in Japan and in the United States, while the valuation allowance was fully recognized in the United Kingdom.

The Group determined whether cumulative losses were recognized by aggregating pretax results for the recent three years as part of the analysis of potential indicators of negative evidence. In each tax jurisdiction, certain entities recognized a cumulative loss on the basis of the most recent three years’ pretax results as of March 31, 2018. As it pertains to each entity with a cumulative loss, a valuation allowance was fully recognized against the deferred tax assets if the Group determined there was no positive evidence that overcame the negative evidence. MHFG and its principal banking subsidiaries in Japan did not record cumulative losses in the periods presented.

Change in valuation allowance

The following table presents a roll-forward of the valuation allowance for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions of yen)
Balance at beginning of fiscal year	388,551	339,922	438,344
Changes that directly affected Income tax expense	(1,897)	112,781	(9,102)
Changes that did not affect Income tax expense:
Expiration of net operating loss carryforwards	—	—	(264,234)
Others	(46,732)	(14,359)	(1,650)

Total	(46,732)	(14,359)	(265,884)

Balance at end of fiscal year	339,922	438,344	163,358

The decrease in the fiscal year ended March 31, 2016 of ¥1,897 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries. The decrease in the fiscal year ended March 31, 2016 of ¥46,732 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and the anticipated liquidation of one of MHFG’s subsidiaries.

The increase in the fiscal year ended March 31, 2017 of ¥112,781 million in the valuation allowance that directly affected Income tax expense was a result of an assessment of realizability of deferred tax assets related to the net operating loss carryforwards, primarily related to the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The decrease in the fiscal year ended March 31, 2017 of ¥14,359 million in others was primarily related to a decrease in the valuation allowance that is fully recognized against the MHFG Group’s net operating loss carryforwards due to tax rate reductions and foreign currency rate reductions of MHFG’s foreign subsidiaries.

The decrease in the fiscal year ended March 31, 2018 of ¥9,102 million in the valuation allowance that directly affected Income tax expense was primarily related to an increase of the realizability of deferred tax assets of MHFG’s subsidiaries.

Net operating loss carryforwards

At March 31, 2018, the MHFG Group had net operating loss carryforwards totaling ¥723 billion. These carryforwards are scheduled to expire as follows:

Net operating loss carryforwards
(in billions of yen)
Fiscal year ending March 31:
2019	4
2020	—
2021	—
2022	—
2023	16
2024 and thereafter (Note)	703

Total	723

Note:	Including the net operating loss carryforwards which may be carried forward indefinitely in the United Kingdom.

In addition, included in the net operating loss carryforwards in the above table are MHSC’s net operating loss carryforwards of ¥362 billion resulting mainly from the reversal of an outside basis difference related to certain foreign subsidiaries due to their organizational restructuring. The tax loss was recorded at MHSC in accordance with Japanese tax law. The net operating loss carryforwards due to this restructuring are to expire in March 31, 2026.

Uncertainty in income tax

The following table is a roll-forward of unrecognized tax benefits for the fiscal years ended March 31, 2016, 2017 and 2018:

	2016	2017	2018
	(in millions of yen)
Total unrecognized tax benefits at beginning of fiscal year	1,632	1,300	1,867

Gross amount of increases (decreases) related to positions taken during prior years	(415)	167	224
Gross amount of increases related to positions taken during the current year	181	409	351
Amount of decreases related to settlements	—	—	—
Foreign exchange translation	(98)	(9)	(97)

Total unrecognized tax benefits at end of fiscal year	1,300	1,867	2,345

The total amount of unrecognized tax benefits including ¥506 million, ¥675 million and ¥888 million of interest and penalties was ¥1,300 million, ¥1,867 million and ¥2,345 million at March 31, 2016, 2017 and 2018, respectively, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.

The MHFG Group is currently subject to ongoing tax audits in some jurisdictions. The oldest years open to tax audits in Japan, the United States and the United Kingdom are 2009, 2002 and 2015, respectively. The Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.